                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7398

              Van Kampen Pennsylvania Value Municipal Income Trust
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 4/30/07

Item 1. Reports to Shareholders.

The Trust's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Pennsylvania Value Municipal Income Trust performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the trust's financial statements and a list of trust investments as of April 30, 2007.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE TRUST WILL ACHIEVE ITS INVESTMENT OBJECTIVE. TRUSTS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE TRUST WILL DECLINE AND THAT THE VALUE OF TRUST SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS TRUST.

       INCOME MAY SUBJECT CERTAIN INDIVIDUALS TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT).

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 4/30/07

PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST
SYMBOL: VPV
------------------------------------------------------------
AVERAGE ANNUAL                      BASED ON      BASED ON
TOTAL RETURNS                         NAV       MARKET PRICE

Since Inception (4/30/93)            6.60%          5.93%

10-year                              6.99           7.70

5-year                               6.63           5.48

1-year                               6.72          12.24

6-month                              1.74           8.05
------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS, NET ASSET VALUE (NAV) AND COMMON SHARE MARKET PRICE WILL FLUCTUATE AND TRUST SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

NAV per share is determined by dividing the value of the trust's portfolio securities, cash and other assets, less all liabilities and preferred shares, by the total number of common shares outstanding. The common share market price is the price the market is willing to pay for shares of the trust at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions. Total return assumes an investment at the beginning of the period, reinvestment of all distributions for the period in accordance with the trust's dividend reinvestment plan, and sale of all shares at the end of the period. The Trust's advisor has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements the Trust's returns would have been lower.

The Lehman Brothers Pennsylvania Municipal Bond Index is a broad-based statistical composite of Pennsylvania municipal bonds. The index is unmanaged and does not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

Trust Report

FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2007

MARKET CONDITIONS

The overall environment for municipal bonds was favorable during the reporting period, but mixed economic indicators and concerns about the residential housing sector led to increased market uncertainty and volatility. At the beginning of the period, the pace of economic growth appeared to be slowing, but in December, the outlook for the economy turned positive following a slate of stronger-than-expected economic releases. The improved economic picture pushed bond yields higher and effectively reversed the run-up in prices that had begun in July on concern over the weak housing market's potential drag on the economy. Bonds continued to decline until February, when the sub-prime mortgage market showed signs of deterioration, causing a sell-off in equities and a flight-to-quality bond market rally. In March, the rally ended as strong employment reports and upward movement in inflationary pressures sparked selling in an overbought Treasury market. At month end, however, the short end of the bond market rebounded strongly following news that the Federal Open Market Committee (the "Fed") had dropped its bias toward higher rates. This came as somewhat of a surprise, given the fact that core inflation readings remained elevated.

Municipal bond yields followed the general movement of the Treasury market. However, the 30-year AAA municipal yield reached lows not seen in decades, declining to 4.00 percent in the first half of the reporting period before reversing course and ending the period higher at 4.10 percent. Yields on the short end of the municipal curve rose more than long-term yields during the period. As a result, the short end of the curve posted the lowest returns while the long end outperformed other portions of the curve by as much as 70 basis points. The slope of the municipal curve (which is defined by the traditional yield advantage of bonds with longer maturities) still remained relatively flat and as such, the yield differential between long maturity and short maturity issues was quite small.

New issue supply rose dramatically during the period, increasing by 34 percent versus the same six-month period a year ago, as relatively low interest rates spurred municipalities to refinance their debt. Demand for municipal bonds was robust as well, particularly for high-yield securities as investors proved increasingly willing to take on more risk in return for relatively higher yields. The strong demand caused most credit spreads, which were already near historically tight levels, to further narrow. As a result, the lower-quality, higher yielding segment of the market considerably outperformed, returning 182 basis points more than the investment-grade segment for the overall period.

Municipal bond issuance by the Commonwealth of Pennsylvania rose during the period and higher education bonds continued to represent a significant portion of the new issue supply. As was the case for the municipal market overall, the large supply of municipal bonds and the low interest-rate environment led to a high amount of advance refundings, wherein new bonds are issued to repay an outstanding bond issue prior to its stated maturity. The state's economy continued to grow at a steady pace and its credit outlook remains stable.

PERFORMANCE ANALYSIS

The Trust's return can be calculated based upon either the market price or the net asset value (NAV) of its shares. NAV per share is determined by dividing the value of the trust's portfolio securities, cash and other assets, less all liabilities and preferred shares, by the total number of common shares outstanding, while market price reflects the supply and demand for the shares. As a result, the two returns can differ, as they did during the reporting period. On an NAV basis, the Trust outperformed its benchmark index, the Lehman Brothers Pennsylvania Municipal Bond Index. On a market price basis, the Trust also outperformed its benchmark.

TOTAL RETURNS FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2007

------------------------------------------------------------
                                   LEHMAN BROTHERS
      BASED ON     BASED ON     PENNSYLVANIA MUNICIPAL
        NAV      MARKET PRICE         BOND INDEX

       1.74%        8.05%               1.61%
------------------------------------------------------------

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Investment return, net asset value and common share market price will fluctuate and Trust shares, when sold, may be worth more or less than their original cost. See Performance Summary for additional performance information and index definition.

A variety of strategies drove the Trust's performance during the course of the period. One of the key drivers was our focus on the long end of the yield curve. Given the relatively flat shape of the curve throughout the period, we invested in bonds with maturities of 25 years or more in order to capture more attractive yields. These purchases were funded by the proceeds from the sale of bonds in the intermediate portion of the curve that had low acquisition yields as well as by bonds that were pre-refunded. The emphasis on longer-maturity issues proved beneficial to performance as this segment of the curve outperformed for the overall period.

Additionally, in an effort to further enhance yield, we added to the Trust's holdings of inverse floating-rate securities.* This strategy was additive to the Trust's performance during the first four months of the period. In the last two months, however, rising interest rates hurt the performance of inverse floating-rate securities. As a result, the Trust's holdings in these credits detracted from

*An inverse floating-rate security, or "inverse floater", is a variable rate security whose coupon rate changes in the opposite direction from the change in the reference rate used to calculate the coupon rate.

performance late in the period. Another detractor from overall performance was the Trust's holdings within the education sector, which was primarily due to the fact that the portfolio had comparatively fewer bonds than the Lehman Brothers Pennsylvania Municipal Bond Index that were refunded during the period. Security selection within the health care sector also hindered relative returns.

Because the Trust's inverse floating-rate securities effectively added to the portfolio's duration (a measure of interest-rate risk), we hedged that risk by selling 10- and 30-year U.S. Treasury futures. This strategy was additive to performance for the overall period and served to keep the Trust's duration neutral to that of the Lehman Brothers Pennsylvania Municipal Bond Index. The Trust also benefited from strong security selection within the transportation sector, particularly in airport bonds, as well as within the utilities sector, which enjoyed strong performance. The Trust remained well diversified across a broad spectrum of municipal market sectors. As of the end of the period, hospital, higher education and public education bonds represented the portfolio's largest sector weightings.

The Trustees have approved a procedure whereby the trust may, when appropriate, repurchase its shares in the open market or in privately negotiated transactions at a price not above market value or NAV, whichever is lower at the time of purchase. This may help support the market value of the trust's shares.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Trust in the future.

TOP FIVE SECTORS AS OF 4/30/07              RATINGS ALLOCATION AS OF 4/30/07
Hospital                      16.7%         AAA/Aaa                        49.0%
Higher Education              16.2          AA/Aa                          17.4
Public Education              12.3          A/A                            13.2
General Purpose              10.06          BBB/Baa                        18.3
Single Family                  6.6          BB/Ba                           0.7
                                            Non-Rated                       1.4

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. Ratings are as a percentage of total investments. Sectors are as a percentage of total long-term investments. Securities are classified by sectors that represent broad groupings of related industries. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. Rating allocations based upon ratings as issued by Standard and Poor's and Moody's, respectively.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen Trust provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the Trust's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to Trust shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each Trust files a complete schedule of portfolio holdings with the SEC for the Trust's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at
       (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a Trust's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 341-2929.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the Trust's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 341-2929 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

VAN KAMPEN PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED)

PAR
AMOUNT
(000)       DESCRIPTION                                    COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
            MUNICIPAL BONDS  196.2%
            PENNSYLVANIA  186.8%
$   2,000   Abington, PA Sch Dist Ser A (FSA Insd)........ 5.000%   04/01/32   $   2,116,060
    1,925   Allegheny Cnty, PA Arpt Auth Rev Pittsburgh
            Intl Arpt Rfdg (MBIA Insd) (AMT) (a).......... 5.000    01/01/21       2,066,242
    3,435   Allegheny Cnty, PA Arpt Auth Rev Pittsburgh
            Intl Arpt Rfdg (FGIC Insd) (AMT) (a).......... 5.000    01/01/23       3,687,034
    3,000   Allegheny Cnty, PA Arpt Auth Rev Pittsburgh
            Intl Arpt Rfdg (FGIC Insd) (AMT).............. 5.750    01/01/18       3,151,080
    2,000   Allegheny Cnty, PA Higher Ed Bldg Carnegie
            Mellon Univ................................... 5.125    03/01/32       2,088,100
    2,750   Allegheny Cnty, PA Higher Ed Bldg Carnegie
            Mellon Univ................................... 5.250    03/01/32       2,892,230
    1,360   Allegheny Cnty, PA Hosp Dev Auth Rev Hlth Sys
            Ser A (MBIA Insd)............................. 6.500    11/15/30       1,499,849
    3,145   Allegheny Cnty, PA Hosp Dev Auth Rev OH Vly
            Gen Hosp Proj Ser A........................... 5.125    04/01/35       3,225,103
    1,250   Allegheny Cnty, PA Indl Dev Auth Lease Rev
            Residential Res Inc Proj...................... 5.125    09/01/31       1,292,562
    3,000   Allegheny Cnty, PA Port Auth Spl Rev Trans
            (FGIC Insd)................................... 5.000    03/01/29       3,112,530
    2,000   Allegheny Cnty, PA Port Auth Spl Rev Trans
            (MBIA Insd) (Prerefunded @ 3/01/09)........... 6.000    03/01/24       2,100,060
    1,300   Allegheny Cnty, PA Redev Auth Tax Increment
            Rev Robinson Mall Proj Ser A.................. 7.000    11/01/17       1,416,324
      410   Allegheny Cnty, PA Residential Fin Auth Mtg
            Rev Single Family Ser II-1 (GNMA
            Collateralized) (AMT)......................... 5.800    05/01/21         424,088
      615   Allegheny Cnty, PA Residential Fin Auth Mtg
            Rev Single Family Ser II-2 (GNMA
            Collateralized) (AMT)......................... 5.800    11/01/20         636,876
    3,525   Allegheny Cnty, PA Residential Fin Auth Mtg
            Rev Single Family Ser KK-2 (GNMA
            Collateralized) (AMT) (b)..................... 5.750    05/01/33       3,633,993
    1,510   Allegheny Cnty, PA Residential Fin Auth Mtg
            Rev Single Family Ser MM (GNMA Collateralized)
            (AMT)......................................... 5.200    05/01/33       1,545,138
    1,000   Allegheny Cnty, PA Residential Fin Auth Mtg
            Rev Single Family Ser RR (GNMA Collateralized)
            (AMT)......................................... 4.750    11/01/25         998,170
    1,775   Allegheny Cnty, PA Residential Fin Auth Mtg
            Rev Single Family Ser TT (GNMA Collateralized)
            (AMT) (c)..................................... 4.900    11/01/26       1,788,241
      460   Allegheny Cnty, PA San Auth Swr Rev (MBIA
            Insd)......................................... 5.500    12/01/30         488,874
    1,000   Allegheny Cnty, PA San Auth Swr Rev (MBIA
            Insd)......................................... 5.750    12/01/13       1,075,940

 8                                             See Notes to Financial Statements

VAN KAMPEN PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                    COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
            PENNSYLVANIA (CONTINUED)
$   2,220   Allegheny Cnty, PA San Auth Swr Rev (MBIA
            Insd) (Prerefunded @ 12/01/10)................ 5.750%   12/01/17   $   2,386,655
    1,830   Allegheny Cnty, PA San Auth Swr Rev (MBIA
            Insd) (Prerefunded @ 12/01/10)................ 5.750    12/01/18       1,967,378
    3,725   Allegheny Cnty, PA San Auth Swr Rev Rfdg Ser A
            (MBIA Insd)................................... 5.000    12/01/30       3,947,457
    1,705   Armstrong, PA Sch Dist (XLCA Insd) (c)........ 5.250    03/15/25       1,858,348
   12,500   Beaver Cnty, PA Indl Dev Auth Pollutn Ctl Rev
            Duquesne Conv Rfdg (AMBAC Insd) (a)........... 4.500    11/01/29      12,403,875
   12,700   Bensalem Twp, PA Sch Dist (FGIC Insd) (a)..... 4.500    06/15/28      12,766,167
    1,335   Bentworth, PA Sch Dist Ser B (FSA Insd)....... 5.000    03/15/28       1,419,999
    1,695   Berks Cnty, PA Muni Auth Albright College Proj
            (c)........................................... 5.500    10/01/16       1,823,532
    1,800   Berks Cnty, PA Muni Auth Albright College Proj
            (c)........................................... 5.500    10/01/17       1,933,884
    6,000   Berks Cnty, PA Muni Auth Hosp Rev Reading Hosp
            & Med Ctr Proj (FSA Insd) (Prerefunded @
            11/01/09)..................................... 6.000    11/01/29       6,443,220
    4,460   Bethlehem, PA Auth Wtr Gtd (FSA Insd)......... 5.000    11/15/19       4,765,778
    1,000   Bradford Cnty, PA Indl Dev Auth Solid Waste
            Disp Rev Intl Paper Rfdg Ser B (AMT).......... 5.200    12/01/19       1,017,480
    7,060   Bristol Boro, PA Sch Dist (FSA Insd) (a)...... 4.250    03/01/31       7,190,698
    1,270   Bucks Cnty, PA Auth Wtr & Swr Rev Swr Sys
            (AMBAC Insd) (Prerefunded @ 12/01/11) (c)..... 5.375    06/01/16       1,359,764
    1,215   Bucks Cnty, PA Wtr & Swr Rev Neshaminy
            Interceptor Ser A (AMBAC Insd) (Prerefunded @
            12/01/11) (c)................................. 5.375    06/01/15       1,300,876
    1,000   Canon McMillan Sch Dist PA Ser B (FGIC
            Insd)......................................... 5.500    12/01/29       1,054,050
    2,270   Carbon Cnty, PA Indl Dev Auth Panther Creek
            Partn Proj Rfdg (AMT) (LOC: Paribas & Union Bk
            of CA Intl)................................... 6.650    05/01/10       2,359,642
    5,500   Central Dauphin, PA Sch Dist (FSA Insd)....... 5.000    12/01/19       5,857,225
    1,370   Central Greene, PA Sch Dist Rfdg Ser B (FSA
            Insd) (c)..................................... 5.000    02/15/23       1,463,818
    1,435   Central Greene, PA Sch Dist Rfdg Ser B (FSA
            Insd) (c)..................................... 5.000    02/15/24       1,531,073
    1,000   Chartiers Vly, PA Indl & Coml Dev Auth First
            Mtg Rev Asbury Hlth Ctr Rfdg.................. 6.375    12/01/19       1,040,780
    1,000   Chartiers Vly, PA Indl & Coml Dev Auth First
            Mtg Rev Asbury Hlth Ctr Rfdg.................. 6.375    12/01/24       1,039,500
    3,000   Cheltenham Twp, PA (AMBAC Insd)............... 5.000    01/01/28       3,178,200
    3,555   Chester Cnty, PA Indl Dev Auth Rev Collegium
            Charter Sch Proj Ser A (ACA Insd)............. 5.500    04/15/31       3,817,821
    1,500   Crawford Cnty, PA Hosp Auth Sr Living Fac Rev
            Westbury Utd Methodist Cmnty.................. 6.250    08/15/29       1,545,300

See Notes to Financial Statements                                              9

VAN KAMPEN PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                    COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
            PENNSYLVANIA (CONTINUED)
$   1,000   Cumberland Cnty, PA Muni Auth Dickinson
            College Ser A (AMBAC Insd) (Prerefunded @
            11/01/10)..................................... 5.500%   11/01/30   $   1,059,130
    5,000   Dauphin Cnty, PA Genl Auth Hosp Rev Hapsco
            West PA Hosp Proj B Rfdg (MBIA Insd) (d)...... 6.250    07/01/16       5,582,200
      360   Delaware Cnty, PA Auth College Cabrini College
            (Radian Insd)................................. 5.750    07/01/23         372,488
    1,640   Delaware Cnty, PA Auth College Cabrini College
            (Radian Insd) (Prerefunded @ 7/01/09)......... 5.750    07/01/23       1,709,897
    2,295   Delaware Cnty, PA Auth College Neumann College
            Rfdg (c)...................................... 5.875    10/01/21       2,422,441
    2,000   Delaware Cnty, PA Auth College Neumann College
            Rfdg.......................................... 6.000    10/01/31       2,110,340
    4,500   Delaware Cnty, PA Auth Rev Eastern Univ
            (Radian Insd)................................. 4.550    10/01/36       4,396,365
    1,000   Delaware Cnty, PA Auth Rev White Horse Vlg
            Proj Rfdg Ser A (Prerefunded @ 7/01/10)....... 7.625    07/01/30       1,119,610
    2,750   Delaware Cnty, PA Indl Dev Auth Rev Wtr Fac
            Aqua PA Inc Proj Ser A (FGIC Insd) (AMT)...... 5.000    11/01/37       2,879,910
    9,300   Delaware Cnty, PA Indl Dev Auth Rev Wtr Fac
            Aqua PA Inc Proj Ser B (FGIC Insd) (AMT)
            (a)........................................... 5.000    11/01/36       9,739,332
    4,000   Delaware Cnty, PA Indl Dev Auth Rev Wtr Fac
            Aqua PA Inc Proj Ser C (FGIC Insd) (AMT)...... 5.000    02/01/35       4,174,640
    1,750   Delaware Cnty, PA Indl Dev Auth Rev Wtr Fac
            (FGIC Insd) (AMT)............................. 6.000    06/01/29       1,837,552
    2,500   Delaware Cnty, PA Indl Dev Auth Wtr Fac PA
            Subn Wtr (AMBAC Insd) (AMT)................... 5.350    10/01/31       2,637,100
    1,230   Delaware Cnty, PA Regl Wtr Qual Ctl Auth Swr
            Rev (MBIA Insd)............................... 5.250    05/01/19       1,331,684
    1,480   Delaware Cnty, PA Regl Wtr Qual Ctl Auth Swr
            Rev (MBIA Insd) (c)........................... 5.250    05/01/21       1,598,578
    1,555   Delaware Cnty, PA Regl Wtr Qual Ctl Auth Swr
            Rev (MBIA Insd) (c)........................... 5.250    05/01/22       1,679,587
    8,000   Delaware Vly, PA Regl Fin Auth................ 5.750    07/01/17       9,095,360
    2,000   Downingtown, PA Area Sch Dist (FSA Insd)...... 5.250    04/01/15       2,109,680
    2,800   Erie, PA Sch Dist (AMBAC Insd) (Prerefunded @
            9/01/10)...................................... 5.800    09/01/29       2,984,156
    2,735   Exeter Twp, PA Sch Dist (FGIC Insd)........... 5.000    05/15/25       2,882,963
    6,665   Falls Twp, PA Hosp Auth Hosp Rev DE Vly Med
            Rfdg (FHA Gtd)................................ 7.000    08/01/22       6,706,056
    1,000   Fayette Cnty, PA (AMBAC Insd) (Prerefunded @
            11/15/10)..................................... 5.625    11/15/28       1,063,840
   10,000   Geisinger Auth PA Hlth Sys (a)(e)(f).......... 4.359    05/01/37      10,000,000
    6,575   Harrisburg, PA Auth Wtr Rev Rfdg (FSA Insd)
            (c)........................................... 5.000    07/15/21       6,995,537
    1,000   Harveys Lake Gen Muni Auth PA College Rev
            College Misericordia Proj (ACA Insd).......... 6.000    05/01/19       1,044,030

 10                                            See Notes to Financial Statements

VAN KAMPEN PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                    COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
            PENNSYLVANIA (CONTINUED)
$   1,985   Jim Thorpe, PA Area Sch Dist (FSA Insd) (c)... 5.000%   03/15/25   $   2,104,795
    5,000   Lancaster Cnty, PA Hosp Auth Rev Hlth Sys
            Lancaster Gen Rfdg Ser B (a).................. 4.500    03/15/31       4,933,750
    5,000   Lancaster Cnty, PA Hosp Auth Rev Hlth Sys
            Lancaster Gen Rfdg Ser B (a).................. 4.500    03/15/36       4,933,750
    3,500   Lancaster, PA Higher Ed Auth Rev Franklin &
            Marshall College.............................. 5.000    04/15/22       3,703,175
    1,000   Lebanon Cnty, PA Hlth Fac Pleasant View Auth
            Hlth Ctr Rev Retirement Ser A................. 5.125    12/15/20       1,010,630
    1,510   Lehigh Cnty, PA Gen Purp Auth Cedar Crest
            College Rfdg (Radian Insd).................... 5.000    04/01/26       1,580,155
    2,000   Lehigh Cnty, PA Gen Purp Auth Rev Good
            Shepherd Group Ser A.......................... 5.500    11/01/24       2,120,280
    1,000   Lehigh Cnty, PA Gen Purp Auth Rev Good
            Shepherd Group Ser A.......................... 5.625    11/01/34       1,072,280
   16,000   Lehigh Cnty, PA Gen Purp Auth Rev Hosp Saint
            Lukes Bethlhem (a)(f)......................... 4.609    08/15/42      15,997,600
    1,800   Lehigh Cnty, PA Gen Purp Auth Rev Hosp Saint
            Lukes Bethlehem (Prerefunded @ 8/15/13)....... 5.250    08/15/23       1,939,302
    1,750   Lehigh Cnty, PA Gen Purp Auth Rev Hosp Saint
            Lukes Bethlehem (Prerefunded @ 8/15/13)....... 5.375    08/15/33       1,897,560
    1,240   Lehigh Northampton, PA Arpt Lehigh Vly Arpt
            Sys Rfdg Ser A (MBIA Insd) (AMT) (c).......... 5.000    01/01/20       1,295,304
    1,360   Lehigh Northampton, PA Arpt Lehigh Vly Arpt
            Sys Rfdg Ser A (MBIA Insd) (AMT) (c).......... 5.000    01/01/22       1,414,346
      675   Lehigh Northampton, PA Arpt Lehigh Vly Arpt
            Sys Rfdg Ser A (MBIA Insd) (AMT).............. 5.000    01/01/23         701,082
    1,500   Lehigh Northampton, PA Arpt Ser A (MBIA Insd)
            (AMT)......................................... 6.000    05/15/25       1,583,550
    2,700   Lehigh Northampton, PA Arpt Ser A (MBIA Insd)
            (AMT)......................................... 6.000    05/15/30       2,850,390
    8,290   Luzerne Cnty, PA Ser A (MBIA Insd)
            (Prerefunded @ 11/15/12)...................... 5.250    11/15/25       8,934,796
    6,650   Lycoming Cnty, PA Auth College Rev PA College
            of Technology (AMBAC Insd).................... 5.350    07/01/26       6,966,606
    5,000   Lycoming Cnty, PA Auth College Rev PA College
            of Technology (AMBAC Insd).................... 5.375    07/01/30       5,242,600
    1,000   Mercer Cnty, PA (FGIC Insd)................... 5.500    10/01/15       1,071,600
    5,000   Mercer Cnty, PA Indl Dev Auth Wtr Fac Sub Corp
            (MBIA Insd) (AMT)............................. 6.000    07/01/30       5,295,350
    1,000   Mifflin Cnty, PA Hosp Auth Rev (Radian
            Insd)......................................... 6.200    07/01/25       1,083,860
    2,500   Mifflin Cnty, PA Hosp Auth Rev (Radian
            Insd)......................................... 6.200    07/01/30       2,706,100
    3,755   Mifflin Cnty, PA Ser A (FGIC Insd) (c)........ 5.000    09/01/31       3,915,301
    3,000   Monroe Cnty, PA Hosp Auth Rev Hosp Pocono Med
            Ctr........................................... 6.000    01/01/43       3,238,290

See Notes to Financial Statements                                             11

VAN KAMPEN PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                    COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
            PENNSYLVANIA (CONTINUED)
$   6,500   Montgomery Cnty, PA Higher Ed & Hlth Auth Hosp
            Rev Abington Mem Hosp Ser A................... 5.125%   06/01/32   $   6,686,030
    5,000   Montgomery Cnty, PA Higher Ed & Hlth Auth Rev
            Arcadia Univ (Radian Insd).................... 5.000    04/01/27       5,232,300
    2,000   Montgomery Cnty, PA Higher Ed & Hlth Auth Rev
            Arcadia Univ (Radian Insd).................... 5.000    04/01/36       2,088,420
    5,000   Montgomery Cnty, PA Higher Ed & Hlth Auth Rev
            Dickinson College Proj Ser FF-1 (CIFG Insd)... 5.000    05/01/28       5,303,050
   12,000   Montgomery Cnty, PA Indl Dev Auth Retirement
            Cmnty Rev Ser A (a)........................... 4.500    11/15/36      11,407,320
    4,000   Moon Area Sch Dist PA (FSA Insd).............. 5.000    11/15/25       4,258,640
    2,345   Moon Indl Dev Auth PA Ed Fac Rev Ellis Sch
            Proj (Prerefunded @ 3/01/09).................. 5.800    03/01/25       2,430,874
    1,500   Mount Lebanon, PA Hosp Auth Saint Clair Mem
            Hosp Ser A.................................... 5.625    07/01/32       1,580,490
      630   New Castle, PA San Auth Swr Rfdg (MBIA
            Insd)......................................... 5.000    06/01/24         646,531
    1,225   Northampton Twp, PA (FGIC Insd) (c)........... 5.375    05/15/15       1,300,215
    2,625   Norwin, PA Sch Dist (FSA Insd) (Prerefunded @
            4/01/16)...................................... 5.000    04/01/35       2,860,305
    2,100   Owen J. Roberts Sch Dist PA (FSA Insd)........ 5.000    05/15/27       2,239,104
    1,000   Pennsylvania Econ Dev Fin Auth Res Recovery
            Rev Colver Proj Rfdg Ser G (AMT).............. 5.125    12/01/15       1,019,080
    1,000   Pennsylvania Econ Dev Fin Auth Solid Waste
            Disp Rev Waste Mgmt Inc Proj Ser A (AMT)...... 5.100    10/01/27       1,028,880
    3,500   Pennsylvania Hsg Fin Agy Single Family Mtg Rev
            Ser 94-A (AMT)................................ 5.100    10/01/31       3,602,410
    3,200   Pennsylvania Hsg Fin Agy Single Family Mtg Rev
            Ser 96-A (AMT) (a)............................ 4.600    10/01/27       3,165,752
    4,500   Pennsylvania Hsg Fin Agy Single Family Mtg Rev
            Ser 96-A (AMT) (a)............................ 4.650    10/01/31       4,451,839
    8,300   Pennsylvania Hsg Fin Agy Single Family Mtg Rev
            Ser 96-A (AMT) (a)............................ 4.700    10/01/37       8,211,169
    4,000   Pennsylvania Hsg Fin Agy Single Family Mtg Rev
            Ser 97-A (AMT) (a)............................ 4.700    10/01/37       3,957,190
      520   Pennsylvania Hsg Fin Agy Single Family Mtg Ser
            66-A (AMT).................................... 5.650    04/01/29         522,059
      960   Pennsylvania Hsg Fin Agy Single Family Mtg Ser
            90-A (AMT).................................... 4.700    10/01/25         964,445
    2,500   Pennsylvania St Higher Ed Fac Auth Rev
            Allegheny College............................. 4.800    05/01/36       2,549,825
    1,000   Pennsylvania St Higher Ed Fac Auth Rev Clarion
            Univ Fndtn Inc Ser A (XLCA Insd).............. 5.000    07/01/28       1,043,850
    1,500   Pennsylvania St Higher Ed Fac Auth Rev Clarion
            Univ Fndtn Inc Ser A (XLCA Insd).............. 5.000    07/01/33       1,561,650
    1,500   Pennsylvania St Higher Ed Fac Auth Rev Clarion
            Univ Fndtn Inc Ser A (XLCA Insd).............. 5.250    07/01/18       1,604,070

 12                                            See Notes to Financial Statements

VAN KAMPEN PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                    COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
            PENNSYLVANIA (CONTINUED)
$   3,000   Pennsylvania St Higher Ed Fac Auth Rev Drexel
            Univ (c)...................................... 5.500%   05/01/16   $   3,217,530
    4,000   Pennsylvania St Higher Ed Fac Auth Rev Drexel
            Univ (c)...................................... 5.500    05/01/17       4,316,680
    1,000   Pennsylvania St Higher Ed Fac Auth Rev Geneva
            College Proj.................................. 6.125    04/01/22       1,072,090
    5,500   Pennsylvania St Higher Ed Fac Auth Rev La
            Salle Univ.................................... 5.500    05/01/34       5,789,465
    1,300   Pennsylvania St Higher Ed Fac Auth Rev
            Lycoming College Assn Indpt (Radian Insd)..... 5.250    11/01/19       1,385,943
    3,000   Pennsylvania St Higher Ed Fac Auth Rev Messiah
            College Ser AA-3 (Radian Insd)................ 5.500    11/01/22       3,233,190
    1,000   Pennsylvania St Higher Ed Fac Auth Rev PA
            Univ.......................................... 5.000    06/01/35       1,024,910
    1,540   Pennsylvania St Higher Ed Fac Auth Rev Thomas
            Jefferson Univ................................ 5.375    01/01/25       1,636,342
    3,230   Pennsylvania St Higher Ed Fac Auth Rev Thomas
            Jefferson Univ (Prerefunded @ 1/01/13)........ 5.375    01/01/25       3,494,795
    6,000   Pennsylvania St Higher Ed Fac Auth Rev Univ
            Sciences Philadelphia Ser A (XLCA Insd)....... 5.000    11/01/36       6,300,480
    7,850   Pennsylvania St Higher Ed Fac Auth Rev UPMC
            Hlth Sys Ser A................................ 6.000    01/15/31       8,475,881
    6,600   Pennsylvania St Higher Ed Fac Auth Rev UPMC
            Hlth Sys Ser A (FSA Insd)..................... 5.000    08/01/29       6,781,368
   20,000   Pennsylvania St Pub Sch Bldg Auth Lease Rev
            Sch Dist Philadelphia Proj Ser A (FSA Insd)
            (a)........................................... 4.500    06/01/36      19,823,000
    4,505   Pennsylvania St Tpk Com Tpk Rev Rfdg Ser T
            (FGIC Insd)................................... 5.500    12/01/13       4,973,610
    3,500   Pennsylvania St Tpk Com Tpk Rev Ser A (AMBAC
            Insd)......................................... 5.000    12/01/26       3,738,175
    1,200   Pennsylvania St Tpk Com Tpk Rev Ser A (AMBAC
            Insd)......................................... 5.250    12/01/21       1,302,996
    2,000   Pennsylvania St Univ.......................... 5.000    09/01/29       2,119,380
    4,000   Pennsylvania St Univ.......................... 5.000    09/01/35       4,224,320
    1,970   Pennsylvania St Univ Rfdg..................... 5.250    03/01/18       2,119,759
    1,550   Perkiomen Vly Sch Dist PA Ser A (FSA Insd)
            (Prerefunded @ 3/01/14)....................... 5.250    03/01/28       1,689,469
    1,250   Philadelphia, PA Arpt Rev Ser A (MBIA Insd)
            (AMT)......................................... 5.000    06/15/23       1,305,925
    9,160   Philadelphia, PA Auth for Indl Dev Rev
            Cultural & Coml Corridors Pgm Ser A (FGIC
            Insd) (a)..................................... 4.450    12/01/31       9,045,042
    4,220   Philadelphia, PA Auth for Indl Dev Rev Please
            Touch Museum Proj (a)......................... 5.250    09/01/21       4,355,234
    8,460   Philadelphia, PA Auth for Indl Dev Rev Please
            Touch Museum Proj (a)......................... 5.250    09/01/26       8,658,830

See Notes to Financial Statements                                             13

VAN KAMPEN PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                    COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
            PENNSYLVANIA (CONTINUED)
$   1,000   Philadelphia, PA Auth for Indl Dev Rev Please
            Touch Museum Proj (a)......................... 5.250%   09/01/31   $   1,059,555
    6,720   Philadelphia, PA Auth for Indl Dev Rev Please
            Touch Museum Proj (a)......................... 5.250    09/01/36       7,120,210
    4,005   Philadelphia, PA Auth Indl Dev Amern College
            of Physicians (c)............................. 5.500    06/15/27       4,152,825
    2,250   Philadelphia, PA Auth Indl Dev PA Arpt Sys
            Proj Ser A (FGIC Insd) (AMT).................. 5.125    07/01/19       2,349,923
    2,500   Philadelphia, PA Auth Indl Dev PA Arpt Sys
            Proj Ser A (FGIC Insd) (AMT).................. 5.250    07/01/28       2,617,375
    4,000   Philadelphia, PA Auth Indl Ser B (FSA Insd)... 5.125    10/01/26       4,200,800
   11,160   Philadelphia, PA Auth Indl Ser B (FSA Insd)... 5.500    10/01/17      12,006,486
    3,000   Philadelphia, PA (FSA Insd)................... 5.000    03/15/28       3,071,280
    3,000   Philadelphia, PA (FSA Insd)................... 5.250    09/15/25       3,140,910
    3,900   Philadelphia, PA Gas Wks Rev 12th Ser B (MBIA
            Insd) (d)..................................... 7.000    05/15/20       4,652,661
    1,700   Philadelphia, PA Gas Wks Rev Ser 18 (AGL
            Insd)......................................... 5.250    08/01/21       1,822,026
    5,000   Philadelphia, PA Gas Wks Rev Ser 2 (FSA Insd)
            (Prerefunded @ 7/01/09)....................... 5.250    07/01/29       5,181,650
    1,000   Philadelphia, PA Hosp & Higher Ed Fac Auth Rev
            Chestnut Hill College (Prerefunded @
            10/01/09)..................................... 6.000    10/01/29       1,066,100
   14,800   Philadelphia, PA Hosp & Higher Ed Fac Auth Rev
            Childrens Hosp Proj (a)....................... 4.500    07/01/37      14,891,723
    1,455   Philadelphia, PA Hosp & Higher Ed Fac Auth Rev
            Cmnty College Rfdg Ser B (MBIA Insd) (c)...... 6.500    05/01/09       1,530,500
    1,645   Philadelphia, PA Proj Auth Rev Ser A (AMBAC
            Insd)......................................... 5.250    02/15/29       1,695,715
   12,940   Philadelphia, PA Redev Auth Residential Mtg Ln
            Rev Ser A (AMT) (a)........................... 4.750    12/01/28      12,922,984
    4,675   Philadelphia, PA Redev Auth Rev Neighborhood
            Trans Ser A (FGIC Insd)....................... 5.250    04/15/12       4,990,609
    1,905   Philadelphia, PA Redev Auth Rev Neighborhood
            Trans Ser A (FGIC Insd)....................... 5.500    04/15/16       2,056,943
      500   Pittsburgh & Allegheny Cnty, PA Pub Aud Hotel
            Room (AMBAC Insd)............................. 5.125    02/01/35         516,435
   16,000   Pittsburgh & Allegheny Cnty, PA Pub Aud Regl
            Asset Dist Sales Tax (AMBAC Insd)............. 5.000    02/01/24      16,511,200
    4,990   Pittsburgh & Allegheny Cnty, PA Pub Aud Regl
            Asset Dist Sales Tax (AMBAC Insd)............. 5.000    02/01/29       5,137,405
    2,215   Pittsburgh, PA Pub Pkg Auth Rev Rfdg Ser A
            (FGIC Insd)................................... 5.000    12/01/25       2,353,858
    5,000   Pittsburgh, PA Rfdg Ser B (FSA Insd).......... 5.250    09/01/17       5,508,050
    5,140   Pittsburgh, PA Ser A (AMBAC Insd)............. 5.500    09/01/17       5,503,192
    4,860   Pittsburgh, PA Ser A (AMBAC Insd) (Prerefunded
            @ 3/01/12).................................... 5.500    09/01/17       5,247,196

 14                                            See Notes to Financial Statements

VAN KAMPEN PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                    COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
            PENNSYLVANIA (CONTINUED)
$   2,000   Pittsburgh, PA Ser A (FGIC Insd) (Prerefunded
            @ 9/01/09).................................... 5.750%   09/01/21   $   2,090,160
    3,000   Pittsburgh, PA Ser A (FGIC Insd) (Prerefunded
            @ 9/01/09).................................... 5.750    09/01/22       3,135,240
    1,000   Pittsburgh, PA Urban Redev Auth Cent Triangle
            Tax Increment Ser A........................... 6.100    05/01/19       1,038,430
    1,755   Pittsburgh, PA Urban Redev Auth Mtg Rev Ser A
            (GNMA Collateralized) (AMT)................... 5.000    10/01/36       1,788,134
    1,495   Pittsburgh, PA Urban Redev Auth Mtg Rev Ser C
            (GNMA Collateralized) (AMT)................... 5.700    04/01/30       1,517,111
    1,500   Radnor Twp, PA Sch Dist Ser B (FSA Insd)...... 5.000    02/15/28       1,591,290
    2,000   Rostraver Twp, PA (AMBAC Insd) (Prerefunded @
            7/01/10)...................................... 5.500    07/01/24       2,111,220
    1,000   Saxonburg, PA Area Auth Swr & Wtr Rev (AGL
            Insd)......................................... 5.000    03/01/30       1,057,360
    1,500   Saxonburg, PA Area Auth Swr & Wtr Rev (AGL
            Insd)......................................... 5.000    03/01/35       1,581,510
    4,390   Souderton, PA Area Sch Dist (FGIC Insd)....... 5.000    11/15/22       4,690,496
    1,000   Southcentral, PA Gen Auth Rev Hanover Hosp Inc
            (Radian Insd)................................. 5.000    12/01/30       1,045,760
      900   Southcentral, PA Gen Auth Rev Wellspan (MBIA
            Insd)......................................... 5.375    05/15/28         959,310
    4,100   Southcentral, PA Gen Auth Rev Wellspan (MBIA
            Insd) (Prerefunded @ 5/15/11) (c)............. 5.375    05/15/28       4,386,918
    1,000   State Pub Sch Bldg Auth PA Delaware Cnty
            College Proj (MBIA Insd) (Prerefunded @
            10/01/10)..................................... 5.750    10/01/16       1,065,740
      895   State Pub Sch Bldg Auth PA Sch Conneaut Sch
            Dist (FGIC Insd) (c).......................... 5.250    11/01/23         960,621
    2,360   State Pub Sch Bldg Auth PA Sch Rev Jefferson
            Cnty Dubois Tech Sch (FGIC Insd) (c).......... 5.375    02/01/23       2,573,250
    1,600   State Pub Sch Bldg Auth PA Sch Rev Lease
            Colonial Inter Unit 20 (FGIC Insd)............ 5.000    05/15/30       1,688,240
    1,270   State Pub Sch Bldg Auth PA Sch Tuscarora Sch
            Dist Proj (FSA Insd) (Prerefunded @ 4/01/13)
            (c)........................................... 5.250    04/01/21       1,372,692
    2,140   Susquehanna Area Regl Arpt Auth PA Arpt Sys
            Rev Ser A (AMBAC Insd) (AMT).................. 5.375    01/01/21       2,259,819
    5,205   Susquehanna Area Regl Arpt Auth PA Arpt Sys
            Rev Ser A (AMBAC Insd) (AMT).................. 5.375    01/01/23       5,491,067
    2,545   Susquehanna Area Regl Arpt Auth PA Arpt Sys
            Rev Ser A (AMBAC Insd) (AMT) (c).............. 5.500    01/01/18       2,712,868
    5,500   Susquehanna Area Regl Arpt Auth PA Arpt Sys
            Rev Ser D..................................... 5.375    01/01/18       5,667,090
    1,950   Swarthmore Boro Auth PA College............... 5.250    09/15/18       2,089,640
    2,850   Trinity Area Sch Dist PA (FGIC Insd).......... 5.250    11/01/20       3,085,268

See Notes to Financial Statements                                             15

VAN KAMPEN PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                    COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
            PENNSYLVANIA (CONTINUED)
$   1,820   Twin Vly, PA Sch Dist (FSA Insd) (c).......... 5.250%   04/01/26   $   1,977,812
    1,000   Union Cnty, PA Higher Ed Fac Auth Bucknell
            Univ Ser A.................................... 5.250    04/01/19       1,077,010
    1,000   Union Cnty, PA Higher Ed Fac Auth Bucknell
            Univ Ser A.................................... 5.250    04/01/21       1,069,620
      500   Union Cnty, PA Higher Ed Fac Auth Bucknell
            Univ Ser A.................................... 5.250    04/01/22         534,810
    2,300   Union Cnty, PA Hosp Auth Hosp Rev Evangelical
            Cmnty Hosp (Radian Insd)...................... 5.250    08/01/24       2,442,117
    1,285   Unity Twp, PA Muni Auth Swr Rev (FSA Insd).... 5.000    12/01/24       1,360,995
    5,850   Washington Cnty, PA Ser A (AMBAC Insd)........ 5.125    09/01/27       6,145,893
    3,420   Westmoreland Cnty, PA Muni Auth Svc Rev (FSA
            Insd) (a)..................................... 5.250    08/15/24       3,773,012
    6,475   Westmoreland Cnty, PA Muni Auth Svc Rev (FSA
            Insd) (a)..................................... 5.250    08/15/27       7,143,350
    3,825   Westmoreland Cnty, PA Muni Auth Svc Rev (FSA
            Insd) (a)..................................... 5.250    08/15/28       4,219,817
    6,000   West Shore, PA Area Hosp Auth Holy Spirit Hosp
            Proj.......................................... 6.250    01/01/32       6,415,200
    4,000   York Cnty, PA Indl Dev Auth Wtr Co Proj (FGIC
            Insd) (AMT)................................... 4.750    10/01/36       4,036,160
    1,485   York Cnty, PA (MBIA Insd)..................... 5.000    06/01/23       1,584,733
    1,000   York Cnty, PA (MBIA Insd)..................... 5.000    06/01/26       1,064,180
    2,200   York Cnty, PA (MBIA Insd)..................... 5.000    06/01/29       2,334,662
    2,200   York Cnty, PA (MBIA Insd)..................... 5.000    06/01/33       2,328,128
      500   York Cnty, PA Sch Technology Auth Lease Rev
            (FGIC Insd) (Prerefunded @ 2/15/13)........... 5.500    02/15/22         540,545
    1,000   York Cnty, PA Sch Technology Auth Lease Rev
            (FGIC Insd) (Prerefunded @ 2/15/13)........... 5.500    02/15/23       1,081,090
                                                                               -------------
                                                                                 726,031,833
                                                                               -------------
            GUAM  0.4%
    1,585   Guam Intl Arpt Auth Gen Ser B (MBIA Insd)..... 5.250    10/01/21       1,712,434
                                                                               -------------

            PUERTO RICO  7.0%
    2,500   Childrens Tr Fd PR Tob Settlement Rev Asset
            Bkd........................................... 5.500    05/15/39       2,622,850
    5,000   Childrens Tr Fd PR Tob Settlement Rev Asset
            Bkd........................................... 5.625    05/15/43       5,266,750
    4,000   Puerto Rico Comwlth Hwy & Trans Auth Hwy Rev
            Rfdg Ser Y (FSA Insd) (b)..................... 6.250    07/01/21       4,948,800
    5,000   Puerto Rico Comwlth Infrastrucure Fin Auth Spl
            Ser B......................................... 5.000    07/01/41       5,191,550
    4,950   University PR Univ Rev Rfdg Sys Ser P (a)..... 5.000    06/01/30       5,180,373
    3,950   University PR Univ Rev Sys Ser Q (a).......... 5.000    06/01/36       4,133,833
                                                                               -------------
                                                                                  27,344,156
                                                                               -------------

 16                                            See Notes to Financial Statements

VAN KAMPEN PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                                    COUPON   MATURITY       VALUE
--------------------------------------------------------------------------------------------
            U.S. VIRGIN ISLANDS  2.0%
$   1,500   University VI Impt Ser A...................... 5.375%   06/01/34   $   1,595,400
    1,000   Virgin Islands Pub Fin Auth Rev Gross Rcpt
            Taxes Ln Nt Ser A............................. 6.375    10/01/19       1,086,740
    3,000   Virgin Islands Pub Fin Auth Rev Gross Rcpt
            Taxes Ln Nt Ser A (ACA Insd) (Prerefunded @
            10/01/10)..................................... 6.125    10/01/29       3,257,520
    1,500   Virgin Islands Pub Fin Auth Rev Gross Rcpt
            Taxes Ln Nt Ser A (Prerefunded @ 10/01/10)
            (b)........................................... 6.500    10/01/24       1,644,630
                                                                               -------------
                                                                                   7,584,290
                                                                               -------------
TOTAL LONG-TERM INVESTMENTS  196.2%
  (Cost $733,700,748).......................................................     762,672,713
                                                                               -------------

TOTAL SHORT-TERM INVESTMENTS  0.7%
  (Cost $2,800,000).........................................................       2,800,000
                                                                               -------------

TOTAL INVESTMENTS 196.9%
  (Cost $736,500,748).......................................................     765,472,713

LIABILITY FOR FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES HELD  (41.4%)
  (Cost ($161,130,000))
 (161,130)  Notes with interest rates ranging from 3.95% to 4.02% at April
            30, 2007 and contractual maturities of collateral ranging from
            2021 to 2042 (See Note 1) (g)...................................    (161,130,000)
                                                                               -------------
TOTAL NET INVESTMENTS  155.5%
  (Cost $575,370,748).......................................................     604,342,713

OTHER ASSETS IN EXCESS OF LIABILITIES  1.2%.................................       4,720,044

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)  (56.7%).................    (220,393,036)
                                                                               -------------

NET ASSETS APPLICABLE TO COMMON SHARES  100.0%..............................   $ 388,669,721
                                                                               =============

Percentages are calculated as a percentage of net assets applicable to common shares.

(a) Underlying security related to Inverse Floaters entered into by the Trust. See Note 1.

(b) All or a portion of this security has been physically segregated in connection with open futures contracts.

(c) The Trust owns 100% of the outstanding bond issuance.

(d) Escrowed to Maturity

(e) Security purchased on a when-issued or delayed delivery basis.

See Notes to Financial Statements                                             17

VAN KAMPEN PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2007 (UNAUDITED) continued

(f) Floating rate coupon

(g) Floating rate notes. The interest rate shown reflects the rates in effect at April 30, 2007.

ACA--American Capital Access

AGL--Assured Guaranty Ltd.

AMBAC--AMBAC Indemnity Corp.

AMT--Alternative Minimum Tax

CIFG--CDC IXIS Financial Guaranty

FGIC--Financial Guaranty Insurance Co.

FHA--Federal Housing Administration

FSA--Financial Security Assurance Inc.

GNMA--Government National Mortgage Association

LOC--Letter of Credit

MBIA--Municipal Bond Investors Assurance Corp.

Radian--Radian Asset Assurance

XLCA--XL Capital Assurance Inc.

FUTURES CONTRACTS OUTSTANDING AS OF APRIL 30, 2007:

                                                                            UNREALIZED
                                                                           APPRECIATION/
                                                              CONTRACTS    DEPRECIATION
SHORT CONTRACTS:
U.S. Treasury Bonds Futures, June 2007 (Current Notional
  Value of $111,750 per contract)...........................    1,067        $508,082
                                                                =====        ========

 18                                            See Notes to Financial Statements

VAN KAMPEN PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
April 30, 2007 (Unaudited)

ASSETS:
Total Investments (Cost $736,500,748).......................  $765,472,713
Cash........................................................         7,741
Receivables:
  Investments Sold..........................................    10,635,000
  Interest..................................................     9,395,212
Other.......................................................         6,977
                                                              ------------
    Total Assets............................................   785,517,643
                                                              ------------
LIABILITIES:
Floating Rate Note Obligations..............................   161,130,000
Payables:
  Investments Purchased.....................................    12,500,000
  Variation Margin on Futures...............................       900,281
  Investment Advisory Fee...................................       224,992
  Trust Shares Repurchased..................................       171,235
  Income Distributions--Common Shares.......................        71,099
  Other Affiliates..........................................        28,176
Trustees' Deferred Compensation and Retirement Plans........     1,301,735
Accrued Expenses............................................       127,368
                                                              ------------
    Total Liabilities.......................................   176,454,886
Preferred Shares (including accrued distributions)..........   220,393,036
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $388,669,721
                                                              ============
NET ASSET VALUE PER COMMON SHARE ($388,669,721 divided by
  24,510,553 shares outstanding)............................  $      15.86
                                                              ============
NET ASSETS CONSIST OF:
Common Shares ($0.01 par value with an unlimited number of
  shares authorized, 24,510,553 shares issued and
  outstanding)..............................................  $    245,105
Paid in Surplus.............................................   358,991,205
Net Unrealized Appreciation.................................    29,480,047
Accumulated Net Realized Gain...............................       162,861
Accumulated Undistributed Net Investment Income.............      (209,497)
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $388,669,721
                                                              ============
PREFERRED SHARES ($0.01 par value, authorized 100,000,000
  shares, 8,800 issued with liquidation preference of
  $25,000 per share)........................................  $220,000,000
                                                              ============
NET ASSETS INCLUDING PREFERRED SHARES.......................  $608,669,721
                                                              ============

See Notes to Financial Statements                                             19

VAN KAMPEN PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended April 30, 2007 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $17,119,121
                                                              -----------
EXPENSES:
Interest and Residual Trust Expenses........................    2,048,721
Investment Advisory Fee.....................................    1,670,795
Preferred Share Maintenance.................................      291,163
Trustees' Fees and Related Expenses.........................       92,212
Accounting and Administrative Expenses......................       57,376
Professional Fees...........................................       54,286
Custody.....................................................       34,224
Transfer Agent Fees.........................................       31,371
Reports to Shareholders.....................................       25,374
Registration Fees...........................................       12,637
Other.......................................................       12,360
                                                              -----------
    Total Expenses..........................................    4,330,519
    Investment Advisory Fee Reduction.......................      253,316
                                                              -----------
    Net Expenses............................................    4,077,203
                                                              -----------
NET INVESTMENT INCOME.......................................  $13,041,918
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $   886,550
  Futures...................................................     (106,424)
  Swap Contracts............................................     (979,531)
                                                              -----------
Net Realized Loss...........................................     (199,405)
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   32,702,920
                                                              -----------
  End of the Period:
    Investments.............................................   28,971,965
    Futures.................................................      508,082
                                                              -----------
                                                               29,480,047
                                                              -----------
Net Unrealized Depreciation During the Period...............   (3,222,873)
                                                              -----------
NET REALIZED AND UNREALIZED LOSS............................  $(3,422,278)
                                                              ===========
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS.....................  $(4,060,244)
                                                              ===========
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHARES FROM
  OPERATIONS................................................  $ 5,559,396
                                                              ===========

 20                                            See Notes to Financial Statements

VAN KAMPEN PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                              FOR THE             FOR THE
                                                          SIX MONTHS ENDED       YEAR ENDED
                                                           APRIL 30, 2007     OCTOBER 31, 2006
                                                          ------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income...................................    $ 13,041,918        $ 22,767,287
Net Realized Gain/Loss..................................        (199,405)            984,707
Net Unrealized Appreciation/Depreciation During the
  Period................................................      (3,222,873)          5,719,300

Distributions to Preferred Shareholders:
  Net Investment Income.................................      (4,009,034)         (7,232,818)
  Net Realized Gain.....................................         (51,210)           (276,995)
                                                            ------------        ------------
Change in Net Assets Applicable to Common Shares from
  Operations............................................       5,559,396          21,961,481

Distributions to Common Shareholders:
  Net Investment Income.................................      (8,719,052)        (16,356,750)
  Net Realized Gain.....................................        (115,657)         (1,065,531)
                                                            ------------        ------------

NET CHANGE IN NET ASSETS APPLICABLE TO COMMON SHARES
  FROM INVESTMENT ACTIVITIES............................      (3,275,313)          4,539,200

FROM CAPITAL TRANSACTIONS:
Proceeds from Common Shares Acquired Through Merger.....             -0-         317,870,416
Repurchase of Shares....................................      (1,434,019)                -0-
                                                            ------------        ------------
TOTAL INCREASE/DECREASE IN NET ASSETS APPLICABLE TO
  COMMON SHARES.........................................      (4,709,332)        322,409,616
NET ASSETS APPLICABLE TO COMMON SHARES:
Beginning of the Period.................................     393,379,053          70,969,437
                                                            ------------        ------------
End of the Period (Including accumulated undistributed
  net investment income of $(209,497) and $(523,329),
  respectively).........................................    $388,669,721        $393,379,053
                                                            ============        ============

See Notes to Financial Statements                                             21

VAN KAMPEN PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE TRUST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                     SIX MONTHS
                                                       ENDED                  YEAR ENDED OCTOBER 31,
                                                     APRIL 30,    -----------------------------------------------
                                                        2007       2006      2005      2004      2003      2002
                                                     ------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD............  $ 15.99     $ 15.85   $ 16.43   $ 16.20   $ 16.12   $ 16.04
                                                      -------     -------   -------   -------   -------   -------
 Net Investment Income..............................     0.53(a)     1.00(a)    1.03     1.06      1.10      1.14
 Net Realized and Unrealized Gain/Loss..............    (0.15)       0.23     (0.45)     0.39      0.12      0.08
 Common Share Equivalent of Distributions Paid to
   Preferred Shareholders:
   Net Investment Income............................    (0.16)      (0.32)    (0.21)    (0.11)    (0.10)    (0.15)
   Net Realized Gain................................     0.00(f)    (0.01)    (0.01)    (0.01)     0.00      0.00
                                                      -------     -------   -------   -------   -------   -------
Total from Investment Operations....................     0.22        0.90      0.36      1.33      1.12      1.07
Distributions Paid to Common Shareholders:
   Net Investment Income............................    (0.35)      (0.72)    (0.87)    (1.00)    (1.04)    (0.99)
   Net Realized Gain................................     0.00(f)    (0.04)    (0.07)    (0.10)     0.00      0.00
                                                      -------     -------   -------   -------   -------   -------
NET ASSET VALUE, END OF THE PERIOD..................  $ 15.86     $ 15.99   $ 15.85   $ 16.43   $ 16.20   $ 16.12
                                                      =======     =======   =======   =======   =======   =======
Common Share Market Price at End of the Period......  $ 14.62     $ 13.87   $ 14.26   $ 15.58   $ 16.05   $ 15.85
Total Return* (b)...................................    8.05%**     2.77%    -2.70%     4.15%     8.07%    11.76%
Net Assets Applicable to Common Shares at End of the
 Period (In millions)...............................  $ 388.7     $ 393.4   $  71.0   $  73.5   $  72.5   $  72.1
Ratio of Expenses to Average Net Assets Applicable
 to Common Shares* (c)..............................    2.09%       1.41%     1.41%     1.51%     1.53%     1.60%
Ratio of Net Investment Income to Average Net Assets
 Applicable to Common Shares* (c)...................    6.70%       6.40%     6.37%     6.50%     6.76%     7.22%
Portfolio Turnover..................................       9%**       20%       27%       18%       23%       16%
* If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
  Ratio of Expenses to Average Net Assets Applicable
    to Common Shares (c)............................    2.22%         N/A       N/A       N/A       N/A       N/A
  Ratio of Net Investment Income to Average Net
    Assets Applicable to Common Shares (c)..........    6.57%         N/A       N/A       N/A       N/A       N/A
SUPPLEMENTAL RATIOS:
Ratio of Expenses (Excluding Interest and Residual
 Trust Expenses) to Average Net Assets Applicable to
 Common Shares (c)..................................    1.04%       1.30%     1.41%     1.51%     1.53%     1.60%
Ratio of Expenses (Excluding Interest and Residual
 Trust Expenses) to Average Net Assets Including
 Preferred Shares (c)...............................    0.67%       0.82%     0.87%     0.93%     0.95%     0.98%
Ratio of Net Investment Income to Average Net Assets
 Applicable to Common Shares (d)....................    4.64%       4.36%     5.05%     5.85%     6.13%     6.26%
SENIOR SECURITIES:
Total Preferred Shares Outstanding..................    8,800       8,800     1,800     1,800     1,800     1,800
Asset Coverage Per Preferred Share (e)..............  $69,212     $69,733   $64,436   $65,858   $65,259   $65,061
Involuntary Liquidating Preference Per Preferred
 Share..............................................  $25,000     $25,000   $25,000   $25,000   $25,000   $25,000
Average Market Value Per Preferred Share............  $25,000     $25,000   $25,000   $25,000   $25,000   $25,000

**  Non-Annualized

N/A=Not Applicable

(a) Based on average shares outstanding.

(b) Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust's dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.

(c) Ratios do not reflect the effect of dividend payments to preferred shareholders.

(d) Ratios reflect the effect of dividend payments to preferred shareholders.

(e) Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets and dividing this by the number of preferred shares outstanding.

(f) Amount is less than $0.01 per share.

 22                                            See Notes to Financial Statements

VAN KAMPEN PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2007 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Pennsylvania Value Municipal Income Trust (the "Trust") is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended but operates as a diversified management investment company. The Trust's investment objective is to seek to provide a high level of current income exempt from federal and Pennsylvania income taxes and, where possible under local law, local income and personal property taxes, consistent with preservation of capital. The Trust will invest substantially all of its assets in Pennsylvania municipal securities rated investment grade at the time of investment, but may invest up to 20% of its assets in unrated securities which are believed to be of comparable quality to those rated investment grade. The Trust commenced investment operations on April 30, 1993.

    The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Municipal bonds are valued by independent pricing services or dealers using the mean of the last reported bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Interest rate swaps are valued using market quotations obtained from brokers. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Trust may purchase and sell securities on a "when-issued" or "delayed delivery" basis with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Trust will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At April 30, 2007, the Trust had $10,000,000 of when-issued or delayed delivery purchase commitments.

C. INVESTMENT INCOME Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the expected life of each applicable security.

D. FEDERAL INCOME TAXES It is the Trust's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

VAN KAMPEN PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2007 (UNAUDITED) continued

    At April 30, 2007, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes........................  $574,774,169
                                                              ============
Gross tax unrealized appreciation...........................    30,935,046
Gross tax unrealized depreciation...........................    (1,366,502)
                                                              ------------
Net tax unrealized appreciation on investments..............  $ 29,568,544
                                                              ============

E. DISTRIBUTION OF INCOME AND GAINS The Trust declares and pays monthly dividends from net investment income to common shareholders. Net realized gains, if any, are distributed at least annually on a pro rata basis to common and preferred shareholders. Distributions from net realized gains for book purposes may include short-term capital gains and a portion of futures gains, which are included as ordinary income for tax purposes.

    The tax character of distributions paid during the year ended October 31, 2006 was as follows:

Distributions Paid From:
  Ordinary income...........................................  $   294,810
  Tax-exempt income.........................................   23,223,650
  Long-term capital gain....................................    1,103,706
                                                              -----------
                                                              $24,622,166
                                                              ===========

    As of October 31, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................  $114,587
Undistributed tax-exempt income.............................   390,577
Undistributed long-term capital gain........................   162,938

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of gains or losses recognized on securities for tax purposes, but not for book.

F. FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES HELD The Trust enters into transactions in which it transfers to dealer trusts fixed rate bonds in exchange for cash and residual interests in the dealer trusts' assets and cash flows, which are in the form of inverse floating rate investments. The dealer trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The Trust enters into shortfall agreements with the dealer trusts, which commit the Trust to pay the dealer trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the dealer trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the dealer trusts to the Trust, thereby collapsing the dealer trusts. The Trust accounts for the transfer of bonds to the dealer trusts as secured borrowings, with the securities transferred remaining in the

VAN KAMPEN PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2007 (UNAUDITED) continued

Trust's investment assets, and the related floating rate notes reflected as Trust liabilities under the caption "Floating Rate Note Obligations" on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption "Interest" and records the expenses related to floating rate note obligations and any administrative expenses of the dealer trusts under the caption "Interest and Residual Trust Expenses" on the Trust's Statement of Operations. The notes issued by the dealer trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the dealer trusts for redemption at par at each reset date. At April 30, 2007, Trust investments with a value of $217,238,681 are held by the dealer trusts and serve as collateral for the $161,130,000 in floating rate notes outstanding at that date. Contractual maturities of the floating rate notes and interest rates in effect at April 30, 2007 are presented on the Portfolio of Investments.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Trust's Investment Advisory Agreement, Van Kampen Asset Management (the "Adviser") will provide investment advice and facilities to the Trust for an annual fee payable monthly of .55% of the average daily net assets including preferred shares of the Trust. Effective December 1, 2006, the Adviser has agreed to waive investment advisory fees equal to .10% of the average daily net assets including preferred shares of the Trust. During the period ended April 30, 2007, the Adviser waived $253,316 of its advisory fees. This waiver is voluntary and can be discontinued at any time.

    For the six months ended April 30, 2007, the Trust recognized expenses of approximately $25,000 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Trust is a partner of such firm and he and his law firm provide legal services as legal counsel to the Trust.

    Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Trust. The costs of these services are allocated to each trust. For the six months ended April 30, 2007, the Trust recognized expenses of approximately $31,900 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Trust, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Professional Fees" on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Certain officers and trustees of the Trust are also officers and directors of Van Kampen. The Trust does not compensate its officers or trustees who are also officers of Van Kampen.

    The Trust provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Trust. The maximum annual benefit per trustee under the plan is $2,500.

VAN KAMPEN PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2007 (UNAUDITED) continued

3. CAPITAL TRANSACTIONS

For the six months ended April 30, 2007 and the year ended October 31, 2006, transactions in common shares were as follows:

                                                          SIX MONTHS ENDED       YEAR ENDED
                                                           APRIL 30, 2007     OCTOBER 31, 2006
Beginning Shares........................................     24,608,103           4,476,965
Shares Repurchased*.....................................        (97,550)                -0-
Shares Acquired Through Merger..........................            -0-          20,131,138
                                                             ----------          ----------
Ending Shares...........................................     24,510,553          24,608,103
                                                             ==========          ==========

* On February 28, 2007, the Trust commenced a share repurchase program for purposes of enhancing stockholder value and reducing the discount at which the Trust's shares trade from their net asset value. For the period ended April 30, 2007, the Trust repurchased 97,550 of its shares at an average discount of 7.792% from net asset value per share. The Trust expects to continue to repurchase its outstanding shares at such time and in such amounts as it believes such activity will further the accomplishment of the foregoing objectives, subject to review of the Trustees.

    On December 2, 2005, the Trust acquired all of the assets and liabilities of the Van Kampen Advantage Pennsylvania Municipal Income Trust (ticker symbol
VAP), Pennsylvania Quality Municipal Income Trust (ticker symbol VPQ) and Trust for Investment Grade Pennsylvania Municipals (ticker symbol VTP) through a tax free reorganization approved by VAP, VPQ and VTP shareholders on November 22, 2005. The Trust issued 20,131,138 common shares with a net asset value of $317,870,416 and 7,000 Auction Preferred Shares (APS) with a liquidation value of $175,000,000 in exchange for VAP's, VPQ's, and VTP's net assets. The shares of VAP were converted into Trust shares at a ratio of 1.005624 to 1 and 1 to 1, for common shares and APS, respectively. The shares of VPQ were converted into Trust shares at a ratio of 1.002660 to 1 and 1 to 1, for common shares and APS, respectively. The shares of VTP were converted into Trust shares at a ratio of
1.002103 to 1 and 1 to 1, for common shares and APS, respectively. Net unrealized appreciation of VAP, VPQ and VTP as of December 2, 2005 was $22,548,134. The Trust assumed VAP, VPQ, and VTP's book to tax accretion differences, which resulted in a $409,362 increase to accumulated undistributed net investment income and a corresponding decrease to net unrealized appreciation. Combined net assets applicable to common shares on the day of reorganization were $388,563,174 and combined net assets including preferred shares were $608,563,174. Included in these net assets was a deferred compensation and retirement plan balance of $770,770 which is included with accumulated undistributed net investment income. Additionally, included in these net assets were gains or losses of $181,794 recognized for tax purposes on open futures transactions at December 2, 2005, which are included with accumulated net realized gain. The Trust incurred merger expenses of $340,753, which represent costs related to the preparation, printing, and distribution of the Proxy Statement/Prospectus, Reorganization Agreement and registration statements as well as legal, audit, and filing fees.

VAN KAMPEN PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2007 (UNAUDITED) continued

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $193,825,289 and $65,397,117, respectively.

5. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    In order to seek to manage the interest rate exposure of the Trust's portfolio in a changing interest rate environment, the Trust may purchase or sell financial futures contracts or engage in transactions involving interest rate swaps, caps, floors or collars. The Trust expects to enter into these transactions primarily as a hedge against anticipated interest rate or fixed-income market changes, for duration management or for risk management purposes, but may also enter into these transactions to generate additional income. All of the Trust's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract.

    Summarized below are the specific types of derivative financial instruments used by the Trust.

A. FUTURES CONTRACTS A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Trust generally invests in exchange traded futures contracts on U.S. Treasury securities and typically closes the contract prior to the delivery date. These contracts are generally used to manage the Trust's effective maturity and duration. Upon entering into futures contracts, the Trust maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to the rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contracts for the six months ended April 30, 2007 were as follows:

                                                              CONTRACTS
Outstanding at October 31, 2006.............................      194
Futures Opened..............................................    3,319
Futures Closed..............................................   (2,446)
                                                               ------
Outstanding at April 30, 2007...............................    1,067
                                                               ======

B. INTEREST RATE SWAPS The Trust may enter into forward interest rate swap transactions intended to help the Trust manage its overall interest rate sensitivity, either shorter or longer, generally to more closely align the Trust's interest rate sensitivity with that of the broader

VAN KAMPEN PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2007 (UNAUDITED) continued

municipal market. Forward interest rate swap transactions involve the Trust's agreement with a counterparty to pay, in the future, a fixed or variable rate payment in exchange for the counterparty paying the Trust a variable or fixed rate payment, the accruals for which would begin at a specified date in the future (the "effective date"). The amount of the payment obligation is based on the notional amount of the forward swap contract and the termination date of the swap (which is akin to a bond's maturity). The value of the Trust's swap commitment would increase or decrease based primarily on the extent to which long-term interest rates for bonds having a maturity of the swap's termination date increases or decreases. The Trust may terminate a swap contract prior to the effective date, at which point a realized gain or loss is recognized. When a forward swap is terminated, it ordinarily does not involve the delivery of securities or other underlying assets or principal, but rather is settled in cash on a net basis. The Trust intends, but is not obligated, to terminate its forward swaps before the effective date. Accordingly, the risk of loss with respect to the swap counterparty on such transactions is limited to the credit risk associated with a counterparty failing to honor its commitment to pay any realized gain to the Trust upon termination. To reduce such credit risk, all counterparties are required to pledge collateral daily (based on the daily valuation of each swap) on behalf of the Trust with a value approximately equal to the amount of any unrealized gain. Reciprocally, when the Trust has an unrealized loss on a swap contract, the Trust has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. Restricted cash, if any, for segregating purposes is shown on the Statement of Assets and Liabilities.

C. INVERSE FLOATING RATE INVESTMENTS The Trust may invest a portion of its assets in inverse floating rate instruments, either through outright purchases of inverse floating rate securities or through the transfer of bonds to a dealer trust in exchange for cash and residual interests in the dealer trust. These investments are typically used by the Trust in seeking to enhance the yield of the portfolio. These instruments typically involve greater risks than a fixed rate municipal bond. In particular, these instruments are acquired through leverage or may have leverage embedded in them and therefore involve many of the risks associated with leverage. Leverage is a speculative technique that may expose the Trust to greater risk and increased costs. Leverage may cause the Trust's net asset value to be more volatile than if it had not been leveraged because leverage tends to magnify the effect of any increases or decreases in the value of the Trust's portfolio securities. The use of leverage may also cause the Trust to liquidate portfolio positions when it may not be advantageous to do so in order to satisfy its obligations with respect to inverse floating rate instruments.

6. PREFERRED SHARES

As of April 30, 2007, the Trust has outstanding 8,800 APS. Series A contains 1,800 shares, Series B contains 1,600 shares, Series C contains 2,600 shares, and Series D contains 2,800 shares. Dividends are cumulative and the dividend rates are generally reset every 7 days for Series A, while Series B, Series C, and Series D are generally reset every 28 days through an auction process. The average rate in effect on April 30, 2007 was 3.757%. During the six months ended April 30, 2007, the rates ranged from 3.260% to 4.690%.

VAN KAMPEN PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2007 (UNAUDITED) continued

    The Trust pays annual fees equivalent to .25% of the preferred share liquidation value for the remarketing efforts associated with the preferred auctions. These fees are included as a component of "Preferred Share Maintenance" expense on the Statement of Operations.

    The APS are redeemable at the option of the Trust in whole or in part at the liquidation value of $25,000 per share plus accumulated and unpaid dividends. The Trust is subject to certain asset coverage tests and the APS are subject to mandatory redemption if the tests are not met.

7. INDEMNIFICATIONS

The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in the trust's NAV calculations as late as the trust's last NAV calculation in the first required financial statement period. As a result, the Trust will incorporate FIN 48 in its semi annual report on April 30, 2008. The impact to the Trust's financial statements, if any, is currently being assessed.

    In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Trust's financial statement disclosures.

VAN KAMPEN PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

J. DAVID GERMANY
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

JAMES W. GARRETT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

TRANSFER AGENT

COMPUTERSHARE TRUST COMPANY, N.A.
c/o Computershare Investor Services
P.O. Box 43011
Providence, Rhode Island 02940-3011

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

DELOITTE & TOUCHE LLP
111 South Wacker Drive
Chicago, Illinois 60606-4301

* "Interested persons" of the Trust, as defined in the Investment Company Act of 1940, as amended.

  Van Kampen Pennsylvania Value
  Municipal Income Trust

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Pennsylvania Value
  Municipal Income Trust

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

                                                           (continued on back)

  Van Kampen Pennsylvania Value
  Municipal Income Trust

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                                   1 Parkview Plaza, Suite 100
                                                                 P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555
                                                             www.vankampen.com

                                       Copyright (C)2007 Van Kampen Funds Inc.
                                        All rights reserved. Member NASD/SIPC.

                                                                   VPVSAR 6/07
    (VAN KAMPEN INVESTMENTS LOGO)                           IU07-01472P-Y04/07

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

                                                 TOTAL NUMBER OF       MAXIMUM NUMBER
                                               SHARES PURCHASED AS   OF SHARES THAT MAY
                                                 PART OF PUBLICLY     YET BE PURCHASED
            TOTAL NUMBER OF    AVERAGE PRICE     ANNOUNCED PLANS     UNDER THE PLANS OR
PERIOD*    SHARES PURCHASED   PAID PER SHARE       OR PROGRAMS            PROGRAMS
-------    ----------------   --------------   -------------------   ------------------
November            --                --                  --                     --
December            --                --                  --                     --
January             --                --                  --                     --
February            --                --                  --              2,460,810
March           46,050             14.69              46,050              2,414,760
April           51,500             14.63              51,500              2,363,260

*    The Share Repurchase Program commenced on 2/28/2007.

The Trust expects to continue to repurchase its outstanding shares at such time and in such amounts as it believes will further the accomplishment of the foregoing objectives, subject to review by the Board of Trustees.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSRS was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(1) Code of Ethics - Not applicable for semi-annual reports.

(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Pennsylvania Value Municipal Income Trust


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: June 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: June 21, 2007


By: /s/ Stuart N. Schuldt
    ---------------------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: June 21, 2007